SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS:

a.	2020 Public Offering

See Note 1b.

b.    Grant of stock options and RSUs

See Note 16a(4).

c.    Amendment of the bank line of credit

See Note 8a.

d.    Effects of the coronavirus outbreak

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. While, initially, the coronavirus outbreak was largely concentrated in China, it has now spread globally, including to the U.S., Europe, Japan and Israel. Many countries around the world, including in the U.S., Europe, Japan and Israel, have since implemented significant measures in an attempt to control the spread of the virus, including temporary limitations on travel, public gatherings, including work place gathering access to various facilities as well as in healthcare institutes, and other material limitations. These measures have resulted in work stoppages, in many countries as well as in China where part of the Company's suppliers are located, which disrupted the Company's supply chain. As such, there is no assurance that the Company will not suffer additional supply chain interruptions.

Furthermore, limitations on access to healthcare facilities, including those who typically service the Company's products, could adversely impact demand for the Company's multiuse reusable products. At the same time, in the U.S., the American Academy of Sleep Medicine (AASM) has recently issued guidance encouraging sleep clinicians to use disposable single use home sleep tests, instead of traditional in-lab polysomnography (PSG) tests or multi use reusable home sleep test, to reduce risk of infections, especially during the coronavirus outbreak.While demand for the Company's multi use reusable home sleep test devices may be adversely impacted by the coronavirus outbreak, the Company is changing its manufacturing mix to prioritize WatchPAT ONE production and accelerating its efforts to obtain regulatory approvals for its disposable WatchPAT One in Europe and other parts of the world. To that end, the Company is also currently investing considerable resources to increase its WatchPAT ONE production capacity, while given the rapidly changing market environment, there is no certainty as to when such investments and regulatory approvals will materialize into additional WatchPAT ONE sales.

The extent to which the coronavirus impacts the Company's manufacturing, operations, demand for its products and business results, will depend on future developments, which are rapid and highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be implemented in an attempt to contain the coronavirus or treat its impact. As such, the continued spread of the coronavirus globally and uncertainty about current global economic conditions, could adversely impact the Company's operations and workforce, including its manufacturing and sales and marketing activities, which in turn, could have a material adverse impact on the Company's business, financial condition and results of operation.